Litigation and contingency (Details) R in Millions	Feb. 05, 2020 item	Dec. 31, 2019 ZAR (R)
Tax contingent liability
Contingent liabilities
Estimated financial effect of contingent liabilities | R		R 2,460
Class action in relation to LCCP
Contingent liabilities
Number of current and former executive directors against whom class action filed | item	5